UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Fox Point Capital Management LLC

Address:  101 Park Avenue, 21st Floor
          New York, New York 10178

13F File Number: 28-12128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott Schweitzer
Title:  Chief Financial Officer
Phone:  (212) 984-2373


Signature, Place and Date of Signing:

/s/ Scott Schweitzer             New York, New York         November 10, 2011
--------------------------     ----------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    102

Form 13F Information Table Value Total:    $731,507
                                         (thousands)


List of Other Included Managers:

No.              Form 13F File Number     Name

1.                                        Fox Point Fund LP
2.                                        Fox Point Offshore, Ltd.
3.                                        Fox Point QP Fund LP


                                                        FORM 13F INFORMATION TABLE
                                                    Fox Point Capital Management LLC



COLUMN 1                      COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8

                              TITLE                      VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP      (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------                ---------       ------     --------- --------  --- -----  ----------- --------- -----    ------- -----
ALLERGAN INC                  COM             018490102    1,625      19,720  SH        DEFINED     1            19,720
ALLERGAN INC                  COM             018490102    2,039      24,748  SH        DEFINED     2            24,748
ALLERGAN INC                  COM             018490102    4,575      55,532  SH        DEFINED     3            55,532
ALLIED NEVADA GOLD CORP       COM             019344100    1,236      34,509  SH        DEFINED     1            34,509
ALLIED NEVADA GOLD CORP       COM             019344100    1,551      43,310  SH        DEFINED     2            43,310
ALLIED NEVADA GOLD CORP       COM             019344100    3,480      97,181  SH        DEFINED     3            97,181
ALTRIA GROUP INC              COM             02209S103    2,643      98,598  SH        DEFINED     1            98,598
ALTRIA GROUP INC              COM             02209S103    3,318     123,742  SH        DEFINED     2           123,742
ALTRIA GROUP INC              COM             02209S103    7,444     277,660  SH        DEFINED     3           277,660
AMAZON COM INC                COM             023135106    4,051      18,734  SH        DEFINED     1            18,734
AMAZON COM INC                COM             023135106    5,084      23,511  SH        DEFINED     2            23,511
AMAZON COM INC                COM             023135106   11,407      52,755  SH        DEFINED     3            52,755
APPLE INC                     COM             037833100    4,512      11,832  SH        DEFINED     1            11,832
APPLE INC                     COM             037833100    5,662      14,849  SH        DEFINED     2            14,849
APPLE INC                     COM             037833100   12,705      33,319  SH        DEFINED     3            33,319
ARCOS DORADOS HOLDINGS INC    SHS CLASS -A -  G0457F107    1,212      52,257  SH        DEFINED     1            52,257
ARCOS DORADOS HOLDINGS INC    SHS CLASS -A -  G0457F107    1,521      65,583  SH        DEFINED     2            65,583
ARCOS DORADOS HOLDINGS INC    SHS CLASS -A -  G0457F107    3,413     147,160  SH        DEFINED     3           147,160
AUTOZONE INC                  COM             053332102    1,574       4,930  SH        DEFINED     1             4,930
AUTOZONE INC                  COM             053332102    1,975       6,187  SH        DEFINED     2             6,187
AUTOZONE INC                  COM             053332102    4,431      13,883  SH        DEFINED     3            13,883
CELGENE CORP                  COM             151020104    3,357      54,229  SH        DEFINED     1            54,229
CELGENE CORP                  COM             151020104    4,213      68,058  SH        DEFINED     2            68,058
CELGENE CORP                  COM             151020104    9,454     152,713  SH        DEFINED     3           152,713
CHECK POINT SOFTWARE TECH LT  ORD             M22465104    1,040      19,720  SH        DEFINED     1            19,720
CHECK POINT SOFTWARE TECH LT  ORD             M22465104    1,306      24,748  SH        DEFINED     2            24,748
CHECK POINT SOFTWARE TECH LT  ORD             M22465104    2,930      55,532  SH        DEFINED     3            55,532
DOLLAR TREE INC               COM             256746108    3,705      49,312  SH        DEFINED     1            49,312
DOLLAR TREE INC               COM             256746108    4,649      61,867  SH        DEFINED     2            61,867
DOLLAR TREE INC               COM             256746108   10,431     138,821  SH        DEFINED     3           138,821
DOMINOS PIZZA INC             COM             25754A201    1,343      49,299  SH        DEFINED     1            49,299
DOMINOS PIZZA INC             COM             25754A201    1,686      61,871  SH        DEFINED     2            61,871
DOMINOS PIZZA INC             COM             25754A201    3,783     138,830  SH        DEFINED     3           138,830
DUKE ENERGY CORP NEW          COM             26441C105    2,956     147,897  SH        DEFINED     1           147,897
DUKE ENERGY CORP NEW          COM             26441C105    3,710     185,613  SH        DEFINED     2           185,613
DUKE ENERGY CORP NEW          COM             26441C105    8,326     416,490  SH        DEFINED     3           416,490
EDWARDS LIFESCIENCES CORP     COM             28176E108    2,636      36,974  SH        DEFINED     1            36,974
EDWARDS LIFESCIENCES CORP     COM             28176E108    3,308      46,403  SH        DEFINED     2            46,403
EDWARDS LIFESCIENCES CORP     COM             28176E108    7,422     104,123  SH        DEFINED     3           104,123
GENERAL ELECTRIC CO           COM             369604103    7,503     493,000     PUT    DEFINED     1           493,000
GENERAL ELECTRIC CO           COM             369604103    9,415     618,600     PUT    DEFINED     2           618,600
GENERAL ELECTRIC CO           COM             369604103   21,131   1,388,400     PUT    DEFINED     3         1,388,400
GREEN MTN COFFEE ROASTERS IN  COM             393122106    5,498      59,159  SH        DEFINED     1            59,159
GREEN MTN COFFEE ROASTERS IN  COM             393122106    6,900      74,245  SH        DEFINED     2            74,245
GREEN MTN COFFEE ROASTERS IN  COM             393122106   15,483     166,596  SH        DEFINED     3           166,596
HANSEN NAT CORP               COM             411310105      861       9,860  SH        DEFINED     1             9,860
HANSEN NAT CORP               COM             411310105    1,080      12,374  SH        DEFINED     2            12,374
HANSEN NAT CORP               COM             411310105    2,424      27,766  SH        DEFINED     3            27,766
IAC INTERACTIVECORP           COM PAR $.001   44919P508      975      24,649  SH        DEFINED     1            24,649
IAC INTERACTIVECORP           COM PAR $.001   44919P508    1,224      30,936  SH        DEFINED     2            30,936
IAC INTERACTIVECORP           COM PAR $.001   44919P508    2,745      69,415  SH        DEFINED     3            69,415
INTERNATIONAL BUSINESS MACHS  COM             459200101   17,242      98,600     PUT    DEFINED     1            98,600
INTERNATIONAL BUSINESS MACHS  COM             459200101   21,649     123,800     PUT    DEFINED     2           123,800
INTERNATIONAL BUSINESS MACHS  COM             459200101   48,544     277,600     PUT    DEFINED     3           277,600
KINDER MORGAN INC DEL         COM             49456B101      638      24,649  SH        DEFINED     1            24,649
KINDER MORGAN INC DEL         COM             49456B101      801      30,936  SH        DEFINED     2            30,936
KINDER MORGAN INC DEL         COM             49456B101    1,797      69,415  SH        DEFINED     3            69,415
MASTERCARD INC                CL A            57636Q104    1,251       3,944  SH        DEFINED     1             3,944
MASTERCARD INC                CL A            57636Q104    1,570       4,950  SH        DEFINED     2             4,950
MASTERCARD INC                CL A            57636Q104    3,522      11,106  SH        DEFINED     3            11,106
MCDONALDS CORP                COM             580135101    2,165      24,649  SH        DEFINED     1            24,649
MCDONALDS CORP                COM             580135101    2,717      30,936  SH        DEFINED     2            30,936
MCDONALDS CORP                COM             580135101    6,096      69,415  SH        DEFINED     3            69,415
MINEFINDERS LTD               COM             602900102      343      24,649  SH        DEFINED     1            24,649
MINEFINDERS LTD               COM             602900102      431      30,936  SH        DEFINED     2            30,936
MINEFINDERS LTD               COM             602900102      966      69,415  SH        DEFINED     3            69,415
NIKE INC                      CL B            654106103      843       9,860  SH        DEFINED     1             9,860
NIKE INC                      CL B            654106103    1,058      12,374  SH        DEFINED     2            12,374
NIKE INC                      CL B            654106103    2,374      27,766  SH        DEFINED     3            27,766
PERRIGO CO                    COM             714290103    1,436      14,790  SH        DEFINED     1            14,790
PERRIGO CO                    COM             714290103    1,802      18,561  SH        DEFINED     2            18,561
PERRIGO CO                    COM             714290103    4,045      41,649  SH        DEFINED     3            41,649
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104   41,409     788,900     PUT    DEFINED     1           788,900
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104   51,960     989,900     PUT    DEFINED     2           989,900
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104  116,591   2,221,200     PUT    DEFINED     3         2,221,200
PRICELINE COM INC             COM NEW         741503403    1,108       2,465  SH        DEFINED     1             2,465
PRICELINE COM INC             COM NEW         741503403    1,391       3,094  SH        DEFINED     2             3,094
PRICELINE COM INC             COM NEW         741503403    3,120       6,941  SH        DEFINED     3             6,941
ROSS STORES INC               COM             778296103    1,940      24,649  SH        DEFINED     1            24,649
ROSS STORES INC               COM             778296103    2,434      30,936  SH        DEFINED     2            30,936
ROSS STORES INC               COM             778296103    5,462      69,415  SH        DEFINED     3            69,415
ROYAL GOLD INC                COM             780287108      316       4,930  SH        DEFINED     1             4,930
ROYAL GOLD INC                COM             780287108      396       6,187  SH        DEFINED     2             6,187
ROYAL GOLD INC                COM             780287108      889      13,883  SH        DEFINED     3            13,883
SPDR S&P 500 ETF TR           TR UNIT         78462F103   22,370     197,700     PUT    DEFINED     1           197,700
SPDR S&P 500 ETF TR           TR UNIT         78462F103   28,084     248,200     PUT    DEFINED     2           248,200
SPDR S&P 500 ETF TR           TR UNIT         78462F103   62,696     554,100     PUT    DEFINED     3           554,100
ULTA SALON COSMETCS & FRAG I  COM             90384S303    1,350      21,692  SH        DEFINED     1            21,692
ULTA SALON COSMETCS & FRAG I  COM             90384S303    1,694      27,223  SH        DEFINED     2            27,223
ULTA SALON COSMETCS & FRAG I  COM             90384S303    3,801      61,085  SH        DEFINED     3            61,085
US BANCORP DEL                COM NEW         902973304    1,277      54,229  SH        DEFINED     1            54,229
US BANCORP DEL                COM NEW         902973304    1,602      68,058  SH        DEFINED     2            68,058
US BANCORP DEL                COM NEW         902973304    3,595     152,713  SH        DEFINED     3           152,713
VERISIGN INC                  COM             92343E102    1,410      49,299  SH        DEFINED     1            49,299
VERISIGN INC                  COM             92343E102    1,770      61,871  SH        DEFINED     2            61,871
VERISIGN INC                  COM             92343E102    3,972     138,830  SH        DEFINED     3           138,830
VISA INC                      COM CL A        92826C839    1,902      22,185  SH        DEFINED     1            22,185
VISA INC                      COM CL A        92826C839    2,387      27,842  SH        DEFINED     2            27,842
VISA INC                      COM CL A        92826C839    5,355      62,473  SH        DEFINED     3            62,473
WISDOMTREE INVTS INC          COM             97717P104      588      83,808  SH        DEFINED     1            83,808
WISDOMTREE INVTS INC          COM             97717P104      738     105,181  SH        DEFINED     2           105,181
WISDOMTREE INVTS INC          COM             97717P104    1,657     236,011  SH        DEFINED     3           236,011



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